Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Goodwill
Goodwill, Beginning Balance	¥ 540,693		¥ 48,500
Increase in goodwill related to acquisition			540,693
Impairment of goodwill			(48,500)
Goodwill, Ending Balance	540,693	$ 78,393	540,693
So-young
Schedule of Goodwill
Goodwill, Beginning Balance	684		48,500
Increase in goodwill related to acquisition			684
Impairment of goodwill			(48,500)
Goodwill, Ending Balance	684		684
Wuhan Miracle
Schedule of Goodwill
Goodwill, Beginning Balance	540,009
Increase in goodwill related to acquisition			540,009
Goodwill, Ending Balance	¥ 540,009		¥ 540,009